Note 8 - Commitments and Contingencies - Maturities of Operating Lease (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
2020	$ 55,900	$ 53,503
2021	57,600	54,539
2022	59,400	56,190
2023	14,000	58,027
2024		13,650
Total	199,100	235,909
Discount factor	(39,700)	(54,997)
Non-current lease liability		148,543
Liabilities [Member]
Lease liability	159,400	180,912
Current Liabilities [Member]
Less current liability	$ (37,100)	$ (32,369)